Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Each Reportable Segment’s Revenue and Income	The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the years ended September 30, 2021, 2022 and 2023:
	For the year ended September 30, 2021
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$4,288,366	$18,232,537	$22,520,903	$901,103	$23,422,006
Depreciation and amortization	(804)	(139,501)	(140,305)	(329,543)	(469,848)
Segment income (loss) before tax	16,902	(2,034,515)	(2,017,613)	(1,779,032)	(3,796,645)
Segment gross profit (loss) margin	3.2%	1.6%	1.9%	-4.4%	1.6%
	For the year ended September 30, 2022
	Battery cells and pack s segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$6,990,215	$9,405,103	$16,395,318	$993,899	$17,389,217
Depreciation and amortization	(289,150)	(319,801)	(608,951)	(314,971)	(923,922)
Segment loss before tax	(1,538,888)	(3,068,693)	(4,607,581)	(2,252,525)	(6,860,106)
Segment gross profit (loss) margin	6.5%	-1.7%	1.8%	-7.6%	1.3%
	For the year ended September 30, 2023
	Battery cells and packs segment	E-bicycle sales segment	Electronic control system and intelligent robots sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$8,245,966	$4,276,147	$2,344,373	$14,866,486	$1,054,173	$15,920,659
Depreciation and amortization	(34,870)	(255,032)	(364,180)	(654,082)	(528,892)	(1,182,974)
Segment loss before tax	(534,720)	(2,551,727)	(162,757)	(3,249,204)	(4,072,129)	(7,321,333)
Segment gross profit (loss) margin	6.9%	2.2%	25.8%	8.5%	-12.5%	7.2%

Schedule of Reconciliation From Reportable Segment Income	The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2021, 2022 and 2023:
	Years Ended September 30,
	2021	2022	2023
Net revenues
Total revenue from reportable segments	$22,520,903	$16,395,318	$14,866,486
Other revenues	901,103	993,899	1,054,173
Consolidated net revenues	23,422,006	17,389,217	15,920,659

Income or loss
Total operating loss for reportable segments	(2,040,656)	(4,789,953)	(1,662,038)
Other income for reportable segments	23,043	182,372	(1,587,166)
Total loss for reportable segments	(2,017,613)	(4,607,581)	(3,249,204)

Unallocated amounts:
Other corporate expense	(1,779,032)	(2,252,525)	(4,072,129)
Consolidated loss from continuing operations before income tax expense	$(3,796,645)	$(6,860,106)	$(7,321,333)